Columbia Cornerstone Growth Fund
First Quarter Report
October 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Cornerstone Growth Fund, October 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.6%
Issuer	Shares	Value ($)
Communication Services 13.8%
Entertainment 2.6%
Netflix, Inc.(a)	121,469	135,906,805
TKO Group Holdings, Inc.	191,514	36,081,238
Total		171,988,043
Interactive Media & Services 11.2%
Alphabet, Inc., Class A	1,107,661	311,463,196
Alphabet, Inc., Class C	544,107	153,340,235
Meta Platforms, Inc., Class A	449,917	291,703,687
Total		756,507,118
Total Communication Services		928,495,161
Consumer Discretionary 14.1%
Automobiles 2.4%
Tesla, Inc.(a)	355,167	162,155,046
Broadline Retail 6.7%
Amazon.com, Inc.(a)	1,843,248	450,158,027
Hotels, Restaurants & Leisure 3.2%
DraftKings, Inc., Class A(a)	1,079,141	33,010,923
Expedia Group, Inc.	235,115	51,725,300
Hilton Worldwide Holdings, Inc.	241,856	62,147,318
Royal Caribbean Cruises Ltd.	245,944	70,544,117
Total		217,427,658
Specialty Retail 1.2%
TJX Companies, Inc. (The)	586,059	82,130,308
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., Class B	633,319	40,906,074
Total Consumer Discretionary		952,777,113
Consumer Staples 2.5%
Consumer Staples Distribution & Retail 1.9%
Costco Wholesale Corp.	137,132	124,988,962
Household Products 0.6%
Procter & Gamble Co. (The)	273,401	41,111,308
Total Consumer Staples		166,100,270
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.3%
Banks 2.0%
Bank of America Corp.	1,500,053	80,177,833
Citigroup, Inc.	551,077	55,785,525
Total		135,963,358
Capital Markets 0.8%
Goldman Sachs Group, Inc. (The)	67,723	53,458,504
Financial Services 2.5%
Visa, Inc., Class A	499,905	170,337,630
Total Financials		359,759,492
Health Care 7.5%
Biotechnology 2.7%
Exact Sciences Corp.(a)	578,968	37,453,440
Insmed, Inc.(a)	295,994	56,120,462
Merus NV(a)	509,004	48,284,120
Vertex Pharmaceuticals, Inc.(a)	87,793	37,362,067
Total		179,220,089
Health Care Equipment & Supplies 2.1%
Boston Scientific Corp.(a)	527,683	53,148,232
Intuitive Surgical, Inc.(a)	165,971	88,674,986
Total		141,823,218
Pharmaceuticals 2.7%
Eli Lilly & Co.	210,954	182,023,768
Total Health Care		503,067,075
Industrials 4.1%
Aerospace & Defense 0.7%
General Dynamics Corp.	143,129	49,365,192
Commercial Services & Supplies 0.8%
Cintas Corp.	300,429	55,059,623
Electrical Equipment 1.3%
AMETEK, Inc.	170,149	34,388,814
Eaton Corp. PLC	129,668	49,476,122
Total		83,864,936

Columbia Cornerstone Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Cornerstone Growth Fund, October 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.3%
Uber Technologies, Inc.(a)	893,193	86,193,125
Total Industrials		274,482,876
Information Technology 51.5%
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity PLC	299,602	74,004,690
Semiconductors & Semiconductor Equipment 20.2%
Broadcom, Inc.	1,074,470	397,156,346
NVIDIA Corp.	4,740,157	959,834,391
Total		1,356,990,737
Software 19.9%
Atlassian Corp., Class A(a)	306,863	51,988,730
Crowdstrike Holdings, Inc., Class A(a)	150,035	81,470,505
Datadog, Inc., Class A(a)	386,972	63,002,911
Gitlab, Inc., Class A(a)	903,021	44,022,274
Microsoft Corp.	1,424,261	737,496,588
Oracle Corp.	405,930	106,601,277
Palantir Technologies, Inc., Class A(a)	195,582	39,208,324
Palo Alto Networks, Inc.(a)	391,376	86,196,650
ServiceNow, Inc.(a)	91,104	83,750,085
Synopsys, Inc.(a)	104,364	47,362,471
Total		1,341,099,815
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 10.3%
Apple, Inc.	2,575,856	696,434,186
Total Information Technology		3,468,529,428
Real Estate 0.8%
Specialized REITs 0.8%
Equinix, Inc.	60,699	51,351,961
Total Real Estate		51,351,961
Total Common Stocks (Cost $2,165,987,607)		6,704,563,376

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.220%(b),(c)	26,608,573	26,600,590
Total Money Market Funds (Cost $26,602,119)		26,600,590
Total Investments in Securities (Cost: $2,192,589,726)		6,731,163,966
Other Assets & Liabilities, Net		(2,503,974)
Net Assets		6,728,659,992
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at October 31, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Research Enhanced Core ETF
	18,932,875	—	(17,923,992)	(1,008,883)	—	—	2,248,655	—	—
Columbia Short-Term Cash Fund, 4.220%
	27,881,905	134,697,868	(135,978,644)	(539)	26,600,590	—	(1,410)	319,509	26,608,573
Total	46,814,780			(1,009,422)	26,600,590	—	2,247,245	319,509
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Cornerstone Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT174_07_R01_(12/25)